Earnings (Loss) Per Share (“EPS” or “LPS”) (Details) - Schedule of Outstanding Shares for Basic and Diluted Net Earnings Per Share - USD ($)	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Numerator:
Net (loss) income attributable to Akso Health Group’s shareholders (in Dollars)	$ (3,457,657)	$ 810,338
Denominator:
Weighted average number of ordinary shares outstanding-basic	68,598,050	68,598,050
Weighted average number of dilutive potential ordinary shares from share options
Weighted average number of ordinary shares outstanding-diluted	68,598,050	68,598,050
Basic (loss) earnings per common share (in Dollars per share)	$ (0.05)	$ 0.01
Diluted (loss) earnings per common share (in Dollars per share)	$ (0.05)	$ 0.01